Issued Capital and Reserves (Details) - Schedule of Convertible Note Contained Customary Events - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Note Contained Customary Events [Line Items]
Number of authorized shares	2,155,000,000	2,155,000,000
Number of share outstanding	29,709,641	26,005,654
Ordinary Shares [Member]
Schedule of Convertible Note Contained Customary Events [Line Items]
Number of authorized shares	2,150,000,000	2,150,000,000
Number of share outstanding	29,709,641	26,005,654
Preference Shares [Member]
Schedule of Convertible Note Contained Customary Events [Line Items]
Number of authorized shares	5,000,000	5,000,000
Number of share outstanding